TYPE:	13F-HR
PERIOD	09/30/2010
FILER
   CIK	0001476804
   CCC	afkncc5*
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-688-9500

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Roundview Capital, LLC
Address: 182 Nassau Street, Suite 201
	Princeton, New Jersey 08542

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-688-9500


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     3564 41100.0000 SH     Sole               40500.0000          600.0000
AT&T Inc                       COM              00206R102      229 8000.0000 SH      Sole                7700.0000          300.0000
Aon Corp                       COM              037389103     3559 91000.0000 SH     Sole               89200.0000         1800.0000
Apple Computer Inc             COM              037833100     1403 4946.0000 SH      Sole                4666.0000          280.0000
Automatic Data Processing      COM              053015103      617 14685.0000 SH     Sole               14535.0000          150.0000
Bank of America Corp           COM              060505104     5276 402699.0000 SH    Sole              402469.0000          230.0000
Berkshire Hthwy Cl B           COM              084670702     1637 19805.0000 SH     Sole               18930.0000          875.0000
Boeing Co Com                  COM              097023105     1046 15725.0000 SH     Sole               15525.0000          200.0000
Boulder Growth & Income Fund   COM              101507101      164 26400.0000 SH     Sole               26400.0000
Boulder Total Return Fund      COM              101541100      236 15636.0000 SH     Sole               15636.0000
Bristol-Myers Squibb Co        COM              110122108      216 7985.0000 SH      Sole                7985.0000
Chesapeake Energy Corp         COM              165167107     1213 53550.0000 SH     Sole               52350.0000         1200.0000
Chevron Corp                   COM              166764100      314 3870.0000 SH      Sole                3735.0000          135.0000
Cisco Systems Inc Com          COM              17275R102     3960 180825.0000 SH    Sole              177425.0000         3400.0000
Citigroup Inc Com              COM              172967101      184 47150.0000 SH     Sole               45650.0000         1500.0000
Coca Cola Co Com               COM              191216100      647 11061.0000 SH     Sole               10936.0000          125.0000
Corrections Corp of America    COM              22025Y407      634 25700.0000 SH     Sole               24800.0000          900.0000
Dell Inc                       COM              24702R101     3381 260700.0000 SH    Sole              254900.0000         5800.0000
Disney Walt Co Com             COM              254687106     1449 43783.0000 SH     Sole               42483.0000         1300.0000
EMC Corp Mass Com              COM              268648102      251 12370.0000 SH     Sole               12370.0000
Exxon Mobil Corporation        COM              30231G102     2451 39667.0000 SH     Sole               38909.0000          758.0000
FedEx Corp                     COM              31428X106      541 6325.0000 SH      Sole                6225.0000          100.0000
General Elec Co Com            COM              369604103      644 39650.0000 SH     Sole               39650.0000
Goldman Sachs Group Inc        COM              38141g104     1294 8950.0000 SH      Sole                8550.0000          400.0000
Google Inc Cl A                COM              38259P508     2122 4035.0000 SH      Sole                3895.0000          140.0000
H&R Block Inc                  COM              093671105     2287 176600.0000 SH    Sole              173600.0000         3000.0000
Hewlett-Packard Co             COM              428236103      629 14941.0000 SH     Sole               14741.0000          200.0000
Honeywell Int'l Inc            COM              438516106      549 12505.0000 SH     Sole               12380.0000          125.0000
Hudson City Bancorp Inc        COM              443683107      396 32331.0000 SH     Sole               31831.0000          500.0000
Intel Corp Com                 COM              458140100      283 14721.0000 SH     Sole               14196.0000          525.0000
Intl Business Machines Corp    COM              459200101     1638 12209.0000 SH     Sole               11978.0000          231.0000
JP Morgan Chase & Co.          COM              46625H100      609 15990.0000 SH     Sole               15590.0000          400.0000
Johnson & Johnson Com          COM              478160104     3960 63911.5250 SH     Sole               62946.5250          965.0000
Kraft Foods Inc A              COM              50075N104      825 26746.0000 SH     Sole               26021.0000          725.0000
Laboratory Corp of Amer Hldgs  COM              50540R409      367 4685.0000 SH      Sole                4560.0000          125.0000
Leucadia Natl Corp Com         COM              527288104     7359 311560.0000 SH    Sole              303685.0000         7875.0000
McDonald's Corporation         COM              580135101     2105 28245.0000 SH     Sole               27755.0000          490.0000
Microsoft Corp Com             COM              594918104     5655 230894.0000 SH    Sole              228994.0000         1900.0000
Molson Coors Brewing Co B      COM              60871R209     3060 64800.0000 SH     Sole               63600.0000         1200.0000
Nike Inc Cl B                  COM              654106103      310 3870.0000 SH      Sole                3795.0000           75.0000
Oracle Corp Com                COM              68389x105      987 36775.0000 SH     Sole               36775.0000
PowerShares QQQ Nasdaq 100     COM              73935A104      453 9225.0000 SH      Sole                9075.0000          150.0000
Procter & Gamble Co Com        COM              742718109      596 9932.0000 SH      Sole                9852.0000           80.0000
Ross Stores Inc                COM              778296103      462 8460.0000 SH      Sole                8360.0000          100.0000
SPDR S&P Dividend ETF          COM              78464A763     1305 26000.0000 SH     Sole               26000.0000
Schlumberger Ltd Com           COM              806857108      367 5960.0000 SH      Sole                5835.0000          125.0000
Seacor Holdings Inc            COM              811904101     1158 13600.0000 SH     Sole               13400.0000          200.0000
Shaw Communications Inc B      COM              82028K200      238 10800.0000 SH     Sole               10800.0000
The St Joe Co                  COM              790148100     2596 104373.0000 SH    Sole              101101.0000         3272.0000
USG Corp                       COM              903293405     1436 108900.0000 SH    Sole              106600.0000         2300.0000
United Parcel Service Cl B     COM              911312106      844 12650.0000 SH     Sole               12550.0000          100.0000
Verizon Communications Inc     COM              92343V104      473 14515.0000 SH     Sole               14245.0000          270.0000
Wal Mart Stores Inc Com        COM              931142103     5103 95350.0000 SH     Sole               93950.0000         1400.0000
Wells Fargo & Co New Com       COM              949746101     3301 131450.0000 SH    Sole              128250.0000         3200.0000
Canadian Natural Resources     COM              136385101     1882 54400.0000 SH     Sole               54000.0000          400.0000
Ensco PLC Spon ADR             COM              29358Q109     1391 31100.0000 SH     Sole               30600.0000          500.0000
Penn West Energy Trust         COM              707885109     1210 60300.0000 SH     Sole               58900.0000         1400.0000
Vanguard Emerging Market ETF   COM              922042858     5634 123944.0000 SH    Sole              122344.0000         1600.0000
Vodafone Group PLC-SP ADR      COM              92857W209     1163 46890.0000 SH     Sole               45940.0000          950.0000
ProShares UltraShort 20+Y Tr   COM              74347R297     4218 134988.0000 SH    Sole              130713.0000         4275.0000
StreetTracks Gold Trust        COM              78463V107      774 6049.0000 SH      Sole                5766.0000          283.0000
iShares Gold Trust             COM              464285105     1777 138800.0000 SH    Sole              134400.0000         4400.0000
iShares Silver Trust           COM              46428Q109     3246 152300.0000 SH    Sole              149025.0000         3275.0000
Aberdeen Asia-Pacific Income   COM              003009107       72 10300.000 SH      Sole                10300.000
Vanguard Sht Term Corp Bnd Fd  COM              92206C409      897 11455.000 SH      Sole                11455.000